Related Party Transactions - Summary of Related Party Transactions (Detail) - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Related Party Transaction [Line Items]
Vessel operating expenses (notes 12b and 12c)	$ (148,960,000)	$ (150,448,000)	$ (165,375,000)
Restructuring charges (note 14)	(1,248,000)	(1,822,000)	0
Technical management fee
Related Party Transaction [Line Items]
Vessel operating expenses (notes 12b and 12c)	(693,000)	(972,000)	(1,008,000)
Secondment fees
Related Party Transaction [Line Items]
Related Party Transaction, Amounts of Transaction	0	0	(303,000)
Technical management fee revenue
Related Party Transaction [Line Items]
Related Party Transaction, Amounts of Transaction	293,000	861,000	691,000
Restructuring Charge
Related Party Transaction [Line Items]
Restructuring charges (note 14)	(100,000)	(1,822,000)	0
Strategic and administrative service fees
Related Party Transaction [Line Items]
Related Party Transaction, Amounts of Transaction	(35,218,000)	$ (31,280,000)	$ (33,593,000)
Related Party
Related Party Transaction [Line Items]
Restructuring charges (note 14)	$ (100,000)